Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	$ (210,948)	$ 349,659	$ 875,317
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	(10,068)	(40,694)	17,489
Group’s share in other comprehensive income of associated companies	(15,905)	13,611	12,360
Effective portion of change in the fair value of cash-flow hedges	(11,027)	14,774	8,772
Change in fair value of other investments at FVOCI	6,773	(2,100)	0
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	(1,433)	(1,043)	37,173
Change in fair value of derivatives financial instruments used to hedge cash flows transferred to the statement of profit & loss	(5,474)	(4,125)	(2,121)
Income taxes in respect of components of other comprehensive income	1,552	(2,658)	(423)
Total other comprehensive income for the year	(35,582)	(22,235)	73,250
Total comprehensive income for the year	(246,530)	327,424	948,567
Attributable to:
Kenon’s shareholders	(246,936)	290,985	969,862
Non-controlling interests	406	36,439	(21,295)
Total comprehensive income for the year	$ (246,530)	$ 327,424	$ 948,567